Acquisitions - Summary of Unaudited Pro forma Combined Results due to Acquisition (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
GroupBy [Member]
Business Combination, Pro Forma Information [Line Items]
Revenue		$ 17,686,268	$ 51,173,486	$ 20,904,501
Net (loss)/income		$ (13,675,917)	(103,836,533)	(193,086,491)
Crownpeak Intermediate Holdings, Inc. [Member]
Business Combination, Pro Forma Information [Line Items]
Revenue	$ 5,540,268		111,157,975	77,882,306
Net (loss)/income	$ 414,923		$ (118,941,492)	$ (213,966,772)